UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-8703

Dreyfus High Yield Strategies Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Strategies Fund
December 31, 2012 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--136.0%		Rate (%)	Date	Amount ($) [a]		Value ($)
Casinos--7.7%
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	1,695,000	b	1,845,431
Boyd Acquisition,
Gtd. Notes		8.38	2/15/18	770,000	b,c	804,650
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	1,975,000	b,c	1,955,250
Caesars Entertainment Operating,
Scd. Notes		10.00	12/15/18	4,450,000	b	2,970,375
Caesars Entertainment Operating,
Sr. Scd. Notes		11.25	6/1/17	1,850,000	b	1,991,063
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	2,525,000	b	2,935,313
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	3,780,000	b	4,592,700
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	2,580,000	b	2,954,100
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	1,095,000	b	1,188,075
Scientific Games International,
Gtd. Notes		9.25	6/15/19	900,000	b	1,005,750
						22,242,707
Consumer Discretionary--22.4%
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	1,855,000	b	2,021,950
AMC Networks,
Gtd. Notes		7.75	7/15/21	1,215,000	b	1,397,250
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	1,315,000	c	1,354,450
Cablevision Systems,
Sr. Unscd. Notes		8.63	9/15/17	1,775,000	b	2,078,969
CDR DB Sub,
Sr. Unscd. Notes		7.75	10/15/20	345,000	c	345,862
Cequel Communications Holdings,
Sr. Unscd. Notes		6.38	9/15/20	605,000	c	632,981
Chrysler Group,
Scd. Notes		8.25	6/15/21	2,710,000	b	2,994,550
Cirsa Funding Luxembourg,
Gtd. Notes	EUR	8.75	5/15/18	395,000		522,687
Clear Channel Communications,
Sr. Scd. Notes		9.00	12/15/19	1,515,000	c	1,393,800
Clear Channel Communications,
Gtd. Notes		10.75	8/1/16	670,000		509,200
Clear Channel Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	375,000	c	387,187
Clear Channel Worldwide Holdings,
Gtd. Notes		6.50	11/15/22	765,000	c	797,512
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	1,765,000	b	1,742,937
Entravision Communications,
Sr. Scd. Notes		8.75	8/1/17	548,000	b	597,320
Ferrellgas,

Sr. Unscd. Notes		9.13	10/1/17	1,135,000	b	1,234,312
Goodyear Tire & Rubber,
Gtd. Notes		8.25	8/15/20	1,450,000	b	1,598,625
Hillman Group,
Gtd. Notes		10.88	6/1/18	2,050,000	b	2,214,000
Host Hotels & Resorts,
Gtd. Notes		9.00	5/15/17	1,775,000	b	1,908,125
J Crew Group,
Gtd. Notes		8.13	3/1/19	1,355,000	b	1,439,688
Lear,
Gtd. Notes		8.13	3/15/20	620,000	b	702,150
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	1,200,000	c	1,237,500
Nexstar/Mission Broadcasting,
Scd. Notes		8.88	4/15/17	220,000	b	242,550
Ono Finance II,
Gtd. Notes		10.88	7/15/19	1,370,000	c	1,315,200
Quebecor Media,
Sr. Unscd. Notes		7.75	3/15/16	1,099,000	b	1,129,222
Rite Aid,
Gtd. Notes		9.50	6/15/17	2,920,000	b	3,062,350
Rite Aid,
Scd. Notes		10.38	7/15/16	1,935,000	b	2,055,938
Royal Caribbean Cruises,
Sr. Unscd. Notes		5.25	11/15/22	835,000		887,188
Salem Communications,
Scd. Notes		9.63	12/15/16	4,730,000	b	5,262,125
Schaeffler Finance,
Sr. Scd. Notes		7.75	2/15/17	390,000	b,c	434,850
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	1,850,000	b,c	2,099,750
Silver II Borrower/Silver II US Holdings,
Sr. Unscd. Notes		7.75	12/15/20	1,265,000	c	1,315,600
Sinclair Television Group,
Scd. Notes		9.25	11/1/17	1,945,000	b,c	2,149,225
Shea Homes Funding,
Sr. Scd. Notes		8.63	5/15/19	3,200,000	b	3,552,000
Standard Pacific,
Gtd. Notes		8.38	5/15/18	2,025,000	b	2,359,125
Taylor Morrison Communities/Monarch
Communities, Gtd. Notes		7.75	4/15/20	1,885,000	b,c	2,007,525
Taylor Morrison Communities/Monarch
Communities, Gtd. Notes		7.75	4/15/20	440,000	c	468,600
Tomkins,
Scd. Notes		9.00	10/1/18	1,238,000	b,d	1,392,750
UCI International,
Gtd. Notes		8.63	2/15/19	2,785,000	b	2,774,556
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	1,870,000	b,c	2,066,350
Unitymedia Kabel,
Gtd. Notes	EUR	9.63	12/1/19	1,310,000		1,944,423
William Lyon Homes,
Gtd. Notes		8.50	11/15/20	980,000	c	1,024,100
						64,654,482
Consumer Staples--2.3%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	1,690,000	c	1,791,400
Michael Foods Group,

Gtd. Notes		9.75	7/15/18	2,898,000	b	3,216,780
Post Holdings,
Gtd. Notes		7.38	2/15/22	1,530,000	b,c	1,683,956
						6,692,136
Energy--10.9%
Alpha Natural Resources,
Gtd. Notes		9.75	4/15/18	1,830,000		1,985,550
American Petroleum Tankers Parent,
Sr. Scd. Notes		10.25	5/1/15	2,159,000	b	2,266,950
Antero Resources Finance,
Gtd. Notes		9.38	12/1/17	3,505,000	b	3,864,262
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	1,915,000	b,c	2,058,625
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	3,185,000	b	3,614,975
EP Energy Finance,
Sr. Unscd. Notes		9.38	5/1/20	2,200,000	b	2,491,500
EP Energy/Everest Acquisition
Finance, Gtd. Notes		7.75	9/1/22	320,000	b	340,800
Halcon Resources,
Gtd. Notes		8.88	5/15/21	265,000	c	282,225
Halcon Resources,
Gtd. Notes		9.75	7/15/20	1,570,000	b,c	1,703,450
Inergy Midstream/NRGM Finance,
Gtd. Notes		6.00	12/15/20	400,000	c	414,000
Kodiak Oil & Gas,
Gtd. Notes		8.13	12/1/19	1,765,000	b	1,954,738
Murray Energy,
Scd. Notes		10.25	10/15/15	205,000	b,c	199,875
Northern Oil and Gas,
Gtd. Notes		8.00	6/1/20	1,955,000	b	2,003,875
Offshore Group Investment,
Sr. Scd. Notes		7.50	11/1/19	1,805,000	c	1,832,075
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	2,061,000	b	2,251,643
Trinidad Drilling,
Sr. Unscd. Notes		7.88	1/15/19	2,060,000	b,c	2,199,050
Welltec,
Sr. Scd. Notes		8.00	2/1/19	1,990,000	b,c	2,119,350
						31,582,943
Entertainment & Gaming--2.2%
AMC Entertaiment,
Gtd. Notes		9.75	12/1/20	3,715,000	b	4,309,400
Regal Entertainment Group,
Gtd. Notes		9.13	8/15/18	1,850,000	b	2,072,000
						6,381,400
Financial--14.6%
Ally Financial,
Gtd. Notes		7.50	9/15/20	1,410,000	b	1,707,862
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,840,000	b	2,339,100
A-S Co-Issuer Subsidiary/A-S
Merger Sub, Sr. Unscd. Notes		7.88	12/15/20	200,000	c	201,000
Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	1,530,000		2,284,095
Hub International,
Gtd. Notes		8.13	10/15/18	2,250,000	c	2,317,500
Icahn Enterprises Finance,

Gtd. Notes		8.00	1/15/18	4,465,000	b	4,816,619
Interactive Data,
Gtd. Notes		10.25	8/1/18	1,580,000	b	1,779,475
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	3,195,000	b	3,818,025
International Lease Finance,
Sr. Unscd. Notes		8.63	9/15/15	1,155,000	b,d	1,302,263
International Lease Finance,
Sr. Unscd. Notes		8.88	9/1/17	1,675,000	b	1,976,634
Lloyds TSB Bank
Sub. Notes	EUR	11.88	12/16/21	690,000	d	1,147,562
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,385,000	d	4,634,670
Nuveen Investments,
Sr. Unscd. Notes		9.50	10/15/20	1,790,000	c	1,790,000
Odeon & UCI Finco,
Sr. Scd. Notes	GBP	9.00	8/1/18	950,000		1,624,255
Onex USI Acquisition,
Sr. Unscd. Notes		7.75	1/15/21	2,355,000	c	2,331,450
ROC Finance,
Scd. Notes		12.13	9/1/18	1,550,000	b,c	1,798,000
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	1,915,000	d	2,258,511
SLM,
Sr. Unscd. Notes		8.00	3/25/20	940,000	b	1,078,650
SLM,
Sr. Unscd. Notes		8.45	6/15/18	2,675,000	b	3,143,125
						42,348,796
Health Care--5.7%
Accellent,
Gtd. Notes		10.00	11/1/17	1,235,000	b	1,021,962
American Renal Associates
Holdings, Sr. Unscd. Notes		9.75	3/1/16	1,124,171	b	1,191,621
American Renal Holdings,
Sr. Scd. Notes		8.38	5/15/18	985,000	b	1,041,637
CDRT Holding,
Sr. Notes		9.25	10/1/17	1,350,000	c	1,383,750
HCA Holdings,
Sr. Unscd. Notes		6.25	2/15/21	465,000		477,787
HCA Holdings,
Sr. Unscd. Notes		7.75	5/15/21	5,250,000	b	5,722,500
IASIS Healthcare,
Gtd. Notes		8.38	5/15/19	1,055,000	b	1,002,250
Physio-Control International,
Sr. Scd. Notes		9.88	1/15/19	1,285,000	b,c	1,416,713
STHI Holding,
Scd. Notes		8.00	3/15/18	840,000	b,c	913,500
Tenet Healthcare,
Sr. Scd. Notes		8.88	7/1/19	195,000	b	219,375
Tenet Heathcare,
Sr. Scd. Notes		10.00	5/1/18	398,000	b	454,715
United Surgical Partners
International, Gtd. Notes		9.00	4/1/20	1,425,000	b	1,588,875
						16,434,685
Industrial--19.4%
ADS Waste Holdings,
Sr. Unscd. Notes		8.25	10/1/20	1,355,000	c	1,429,525
Algeco Scotsman Global Finance,

Sr. Scd. Notes		8.50	10/15/18	820,000	c	852,800
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	1,025,000	c	1,014,750
Ainsworth Lumber,
Sr. Scd. Notes		7.50	12/15/17	480,000	c	504,600
ARAMARK Holdings,
Sr. Unscd. Notes		8.63	5/1/16	2,055,000	b,c	2,108,964
Brickman Group Holdings,
Sr. Notes		9.13	11/1/18	2,695,000	b,c	2,836,487
Casella Waste Systems,
Gtd. Notes		7.75	2/15/19	3,235,000	b	3,089,425
Cemex SAB de CV,
Sr. Scd. Notes		9.50	6/15/18	620,000	c	695,950
Cenveo,
Scd. Notes		8.88	2/1/18	305,000	b	291,275
Ceridian,
Sr. Scd. Notes		8.88	7/15/19	700,000	b,c	763,000
Ceridian,
Gtd. Notes		11.25	11/15/15	473,000	b,d	475,365
Ceridian,
Gtd. Notes		12.25	11/15/15	1,488,150	b	1,499,311
Emergency Medical Services,
Gtd. Notes		8.13	6/1/19	975,000	b	1,075,547
Garda World Security,
Sr. Unscd. Notes		9.75	3/15/17	2,000,000	b,c	2,115,000
Good Sam Enterprises,
Sr. Scd. Notes		11.50	12/1/16	1,790,000	b	1,924,250
Interline Brands,
Sr. Unscd. Notes		10.00	11/15/18	2,420,000	b,c	2,637,800
Kratos Defense & Security
Solutions, Sr. Scd. Notes		10.00	6/1/17	1,965,000	b	2,166,413
Manitowoc,
Gtd. Notes		8.50	11/1/20	3,100,000	b	3,495,250
Manitowoc,
Gtd. Notes		9.50	2/15/18	900,000		1,005,750
Marquette Transportation Finance,
Scd. Notes		10.88	1/15/17	2,940,000	b	3,072,300
Mobile Mini,
Gtd. Notes		7.88	12/1/20	2,460,000	b	2,712,150
Navios Maritime Acquisition,
Sr. Scd. Notes		8.63	11/1/17	850,000	b	801,125
Navios Maritime Holdings,
Gtd. Notes		8.13	2/15/19	1,500,000	b	1,312,500
Navios Maritime Holdings,
Sr. Scd. Notes		8.88	11/1/17	910,000	b	912,275
Navios South American Logistics,
Gtd. Notes		9.25	4/15/19	1,180,000	b	1,163,775
Nortek,
Gtd. Notes		8.50	4/15/21	230,000		256,450
Nortek,
Gtd. Notes		8.50	4/15/21	1,340,000	c	1,490,750
Obrascon Huarte Lain,
Sr. Unscd. Notes	EUR	8.75	3/15/18	735,000		1,064,760
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	795,000	b	862,575
RBS Global/Rexnord,
Gtd. Notes		8.50	5/1/18	2,395,000	b	2,607,556
Reliance Intermediate Holdings,

Sr. Scd. Notes		9.50	12/15/19	2,515,000	b,c	2,867,100
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	1,250,000	b,c	1,406,250
ServiceMaster,
Gtd. Notes		8.00	2/15/20	375,000	b	392,813
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	1,015,000	b	1,078,438
United Rentals North America,
Gtd. Notes		8.38	9/15/20	1,900,000	b	2,113,750
United Rentals North America,
Gtd. Notes		9.25	12/15/19	1,675,000	b	1,917,875
						56,013,904
Information Technology--6.2%
CDW Finance,
Gtd. Notes		8.50	4/1/19	3,748,000	b	4,075,950
Epicor Software,
Gtd. Notes		8.63	5/1/19	2,565,000	b	2,706,075
First Data,
Scd. Notes		8.25	1/15/21	1,636,000	b,c	1,644,180
First Data,
Gtd. Notes		9.88	9/24/15	115,000	b	117,587
First Data,
Gtd. Notes		10.55	9/24/15	2,245,000	b	2,309,544
Infor US,
Gtd. Notes		9.38	4/1/19	1,475,000	b	1,663,063
Sophia Finance,
Gtd. Notes		9.75	1/15/19	1,240,000	b,c	1,342,300
WireCo WorldGroup,
Gtd. Notes		9.50	5/15/17	3,675,000	b	3,913,875
Zayo Group,
Sr. Scd. Notes		8.13	1/1/20	200,000		223,500
						17,996,074
Materials--23.2%
AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	2,125,000	b	2,284,375
American Gilsonite,
Sr. Scd. Notes		11.50	9/1/17	1,665,000	b,c	1,723,275
American Rock Salt,
Scd. Notes		8.25	5/1/18	260,000	b,c	236,600
ArcelorMittal,
Sr. Unscd. Notes		5.75	8/5/20	615,000	d	617,175
ArcelorMittal,
Sr. Unscd. Notes		6.00	3/1/21	155,000	d	154,802
ArcelorMittal,
Sr. Unscd. Notes		6.75	2/25/22	500,000	d	525,653
Arcelormittal,
Sr. Unscd. Notes		7.25	3/1/41	385,000	d	358,107
Arcelormittal,
Sr. Unscd. Bonds		10.35	6/1/19	3,323,000	b,d	3,990,335
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	1,918,811	b,c	2,043,533
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,000,000	c	2,190,000
Ardagh Packaging Finance,
Gtd. Notes	EUR	9.25	10/15/20	1,625,000		2,346,555
Beverage Packaging Holdings
Luxembourg II, Scd. Notes	EUR	8.00	12/15/16	325,000		437,051
BOE Merger,

Sr. Unscd. Notes	9.50	11/1/17	1,225,000	c	1,231,125
BWAY Holding,
Gtd. Notes	10.00	6/15/18	1,080,000	b	1,204,200
Consolidated Container,
Gtd. Notes	10.13	7/15/20	2,320,000	b,c	2,494,000
Dynacast International,
Scd. Notes	9.25	7/15/19	2,375,000	b	2,553,125
Edgen Murray,
Sr. Scd. Notes	8.75	11/1/20	1,705,000	c	1,730,575
FMG Resources (August 2006),
Gtd. Notes	8.25	11/1/19	3,415,000	b,c	3,654,050
Global Brass and Copper,
Sr. Scd. Notes	9.50	6/1/19	930,000	b,c	1,013,700
Hexion U.S. Finance/Nova Scotia,
Scd. Notes	9.00	11/15/20	1,860,000	b	1,706,550
Huntsman International,
Gtd. Notes	8.63	3/15/20	2,030,000	b	2,309,125
Huntsman International,
Gtd. Notes	8.63	3/15/21	1,515,000	b	1,738,463
INEOS Finance,
Sr. Scd. Notes	7.50	5/1/20	305,000	b,c	321,013
INEOS Finance,
Sr. Scd. Bonds	8.38	2/15/19	1,225,000	b,c	1,324,531
INEOS Finance,
Sr. Scd. Notes	9.00	5/15/15	1,100,000	b,c	1,174,250
INEOS Group Holdings,
Scd. Notes	8.50	2/15/16	1,400,000	b,c	1,400,000
JMC Steel Group,
Sr. Notes	8.25	3/15/18	2,660,000	b,c	2,793,000
OXEA Finance & Cy,
Sr. Scd. Notes	9.50	7/15/17	1,493,000	b,c	1,642,300
Packaging Dynamics,
Sr. Scd. Notes	8.75	2/1/16	740,000	b,c	777,000
Plastipak Holdings,
Sr. Notes	10.63	8/15/19	1,539,000	b,c	1,766,003
Rain CII Carbon,
Gtd. Notes	8.25	1/15/21	1,730,000	c	1,777,575
Reynolds Group,
Gtd. Notes	8.50	5/15/18	4,155,000	b,d	4,279,650
Reynolds Group,
Gtd. Notes	9.88	8/15/19	2,230,000	b	2,397,250
Sappi Papier Holding,
Sr. Scd. Notes	7.75	7/15/17	730,000	c	798,437
Sappi Papier Holding,
Sr. Scd. Notes	8.38	6/15/19	310,000	c	339,837
Sawgrass Merger Sub,
Scd. Notes	8.75	12/15/20	1,200,000	c	1,215,000
Sealed Air,
Gtd. Notes	8.13	9/15/19	1,270,000	b,c	1,435,100
Sealed Air,
Gtd. Notes	8.38	9/15/21	1,030,000	b,c	1,181,925
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	5,700,000	b	6,027,750
					67,192,995
Telecommunications--16.0%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	2,175,000	b	2,365,312
CommScope,

Gtd. Notes		8.25	1/15/19	2,755,000	b,c	3,030,500
CPI International,
Gtd. Notes		8.00	2/15/18	1,355,000	b	1,329,594
Digicel Group,
Sr. Unscd. Notes		8.25	9/30/20	1,725,000	c	1,906,125
Digicel Group,
Sr. Unscd. Notes		10.50	4/15/18	3,231,000	c	3,586,410
Digicel,
Sr. Unscd. Notes		8.25	9/1/17	1,215,000	c	1,312,200
Digicel,
Sr. Unscd. Notes		12.00	4/1/14	780,000	c	852,150
Eileme 2 AB,
Sr. Scd. Notes		11.63	1/31/20	2,900,000	b,c	3,407,500
Goodman Networks,
Sr. Scd. Notes		13.13	7/1/18	1,060,000 b,c,d		1,166,000
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	2,010,000	b	2,296,425
Intelsat Luxembourg,
Gtd. Notes		11.25	2/4/17	4,119,000	b	4,371,289
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,000,000	b	1,095,000
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	2,430,000	b	2,706,413
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	1,470,000	b,c	1,690,500
Sprint Nextel,
Gtd. Notes		9.00	11/15/18	930,000	b,c	1,150,875
Sprint Nextel,
Sr. Unscd. Notes		11.50	11/15/21	5,325,000	b	7,261,969
West,
Gtd. Notes		7.88	1/15/19	1,400,000	b	1,456,000
West,
Gtd. Notes		8.63	10/1/18	3,145,000	b	3,310,113
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	2,015,000	c	2,120,788
						46,415,163
Utilities--5.4%
AES,
Sr. Unscd. Notes		9.75	4/15/16	3,195,000	b	3,834,000
Calpine,
Sr. Scd. Notes		7.50	2/15/21	1,291,000	b,c	1,433,010
Calpine,
Sr. Scd. Notes		7.88	1/15/23	2,096,000	b,c	2,378,960
GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	3,064,000	b	3,630,840
NRG Energy,
Gtd. Notes		7.63	5/15/19	2,015,000	b	2,166,125
Techem Energy Metering Service,
Gtd. Notes	EUR	7.88	10/1/20	1,435,000	c	2,083,553
						15,526,488
Total Bonds and Notes
(cost $370,554,189)						393,481,773

Preferred Stocks--.9%				Shares		Value ($)
Financial
GMAC Capital Trust I,
Ser. 2, Cum. $2.03
(cost $2,492,932)				98,738	[d]	2,631,368

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.10%, 2/7/13
(cost $249,973)	250,000	249,993

Other Investment--2.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,910,709)	6,910,709 [e]	6,910,709
Total Investments (cost $380,207,803)	139.4%	403,273,843
Liabilities, Less Cash and Receivables	(39.4%)	(113,940,966)
Net Assets	100.0%	289,332,877

a	Principal amount stated in U.S. Dollars unless otherwise noted.
EUR -- Euro
GBP -- British Pound
b	Collateral for Revolving Credit and Security Agreement.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities were valued at $132,317,167 or 45.7% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Investment in affiliated money market mutual fund.

At December 31, 2012, net unrealized appreciation on investments was $23,066,040 of which $25,318,877 related to appreciated investment securities and $2,252,837 related to depreciated investment securities. At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	136.0
Short-Term/Money Market Investments	2.5
Preferred Stocks	.9
139.4

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
December 31, 2012 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:
British Pound,
Expiring
1/29/2013	a	3,640,000	5,883,623	5,912,471	(28,848)

Euro,
Expiring:
1/29/2013	a	860,000	1,126,213	1,135,453	(9,240)
1/29/2013	b	1,940,000	2,530,730	2,561,371	(30,641)
1/29/2013	c	3,940,000	5,161,282	5,201,959	(40,677)
1/29/2013	d	1,490,000	1,949,668	1,967,238	(17,570)
1/29/2013	e	70,000	91,352	92,421	(1,069)

					(128,045)

Counterparties:

a	Goldman Sachs
b	Commonwealth Bank of Australia
c	Credit Suisse First Boston
d	Morgan Stanley
e	UBS

The following is a summary of the inputs used as of December 31, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	393,481,773	-	393,481,773
Mutual Funds	6,910,709	-	-	6,910,709
Preferred Stocks+	-	2,631,368	-	2,631,368
U.S. Treasury	-	249,993	-	249,993
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	(128,045)	-	(128,045)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus High Yield Strategies Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	February 26, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)